Share-based payments - Total charge to the profit or loss - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Expense under equity settled classification from date of amendment	$ 20,343	$ 13,370	$ 13,265
Total charge, share-based payment arrangements with employees	$ 20,343	$ 13,370	$ 13,265